PUBLIC OFFERING (Details) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 05, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit			$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,500,000		10,000,000
Purchase price, per unit	$ 10.00		$ 10.00
Number of shares in a unit			1
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		1
Number of warrants in a unit		0.25	0.25
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000		11,500,000
Purchase price, per unit	$ 10.00		$ 10.00